Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 106,678	$ 90,190
Trade accounts receivable, net	2,497	2,680
Prepayments and other assets	3,943	2,547
Inventories	4,761	4,407
Total current assets	117,879	99,824
Fixed assets
Advances for vessels under construction - related party (Notes 4, 5)	0	18,172
Vessels, net (Note 5)	1,367,731	1,315,485
Total fixed assets	1,367,731	1,333,657
Other non-current assets
Above market acquired charters (Note 6)	90,243	100,518
Deferred charges, net	4,154	3,482
Restricted cash (Note 7)	18,000	17,000
Prepayments and other assets	598	1,394
Total non-current assets	1,480,726	1,456,051
Total assets	1,598,605	1,555,875
Current liabilities
Current portion of long-term debt, net (Note 7)	39,568	11,922
Trade accounts payable	8,686	8,431
Due to related parties (Note 4)	16,095	22,154
Accrued liabilities (Note 9)	7,861	7,872
Deferred revenue, current (Note 4)	19,986	10,867
Total current liabilities	92,196	61,246
Long-term liabilities
Long-term debt, net (Note 7)	562,619	555,888
Deferred revenue	16,033	921
Total long-term liabilities	578,652	556,809
Total liabilities	670,848	618,055
Commitments and contingencies (Note 16)
Partners' capital
General Partner	16,685	16,998
Limited Partners - Common (122,094,633 and 120,409,456 units issued and outstanding at December 31, 2016 and 2015, respectively)	800,566	810,239
Limited Partners - Preferred (12,983,333 Class B units issued and outstanding at December 31, 2016 and 2015)	110,506	110,583
Total partners' capital	927,757	937,820
Total liabilities and partners' capital	$ 1,598,605	$ 1,555,875